Accrued Liabilities (Tables)	9 Months Ended
Sep. 30, 2017
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Liabilities
As of September 30, 2017 and December 31, 2016, accrued liabilities consisted of the following (in millions):

	September 30,	December 31,
	2017	2016
Interest costs and related debt fees	$146	$205
Sabine Pass LNG terminal and related pipeline costs	264	211
Other accrued liabilities	9	2
Total accrued liabilities	$419	$418